Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Excess tax benefits from employee restricted stock included in net operating loss carryforwards		$ 800,000
Alternative minimum tax credit carryforwards		$ 500,000
Tax credit carryforwards, Expire year		2027
Unrecognized tax benefits		$ 428,000	$ 592,000	$ 592,000
Valuation allowance		76,648,000	74,907,000
Increase (decrease) in valuation allowance of deferred tax assets		1,700,000	(800,000)	3,200,000
Interest and penalties			0	$ 3,000
Cumulative interest and penalties		0	$ 47,000
Unrecognized tax benefits impacted due to expiration of statute of limitations	$ 164,000,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 134,500,000
Net operating loss carryforwards, expiry terms		Federal NOL carryforwards will expire from 2024 through 2036
Tax credit carryforwards		$ 2,500,000
Federal income tax returns subject to examination description		Federal income tax returns of the Company are subject to IRS examination for the 2012 – 2015 tax years
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 147,400,000
Net operating loss carryforwards, expiry terms		State NOL carryforwards will expire 2016 through 2036
Tax credit carryforwards		$ 700,000
Federal income tax returns subject to examination description		State income tax returns are subject to examination for a period of three to four years after filing